Exploration and Evaluation Assets (Tables)	12 Months Ended
Nov. 30, 2022
Exploration And Evaluation Assets
Schedule of Exploration And Evaluation Assets

	November 30, 2022	November 30, 2021	November 30, 2020
Balance at the beginning of year	$417,123	$733,337	$733,337
Qualified expenditures paid by GoldMining	—	(316,214)	—
Settlement of Funding Commitment	(417,123)	—	—
Total	$—	$417,123	$733,337

Schedule of Carrying Value of Exploration and Evaluation Assets

Year ended November 30, 2022
Proceeds received on settlement of Funding Commitment	$2,254,486
Carrying value of exploration and evaluation assets	(417,123)
Excess of proceeds received over carrying value of exploration and evaluation assets	$1,837,363